Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Differences between income taxes computed by applying the U.S. federal income tax rate of 21% (35% in 2017 and prior) to income (loss) from operations before income taxes and the provision (benefit) for income taxes were as follows:

	Successor Company						Predecessor Company
	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016
Income (loss) from operations before income taxes	$(122.5)		$114.7		$(51.7)		$(12.8)
Tax provision (benefit) at U.S. Federal statutory rate	(25.7)	21.0%	40.2	35.0%	(18.1)	35.0%	(4.5)	35.0%
Increase (reduction) in rate resulting from:
Impact of change in enacted tax rates on deferred tax balances	(7.7)	6.3	(151.0)	(131.6)	—	—	—	—
Investment tax credits	(40.6)	33.1	(37.0)	(32.3)	(52.0)	100.8	(4.1)	32.0
Dividends received deduction	(1.7)	1.4	(4.0)	(3.5)	(1.0)	1.9	(0.1)	0.8
Other	(0.6)	0.5	6.4	5.6	0.6	(1.3)	(0.2)	1.6
Provision (benefit) for income taxes	$(76.3)	62.3%	$(145.4)	(126.8)%	$(70.5)	136.4%	$(8.9)	69.4%

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities. Deferred income tax assets and liabilities were measured at a corporate tax rate of 21% as of December 31, 2018 and 2017.

	As of December 31, 2018	As of December 31, 2017
Deferred income tax assets:
Adjustments to life policy liabilities	$340.0	$452.6
Unrealized losses on investment securities (net of DAC and VOBA adjustment: $22.9 for 2018)	85.3	—
Net operating losses	26.8	—
Investment tax credit carryforward	63.1	—
Other	12.4	13.3
Total deferred income tax assets	527.6	465.9
Deferred income tax liabilities:
Deferred policy acquisition costs	52.7	24.4
Basis adjustment on securities	115.0	210.4
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 for 2017)	—	146.5
Intangible assets and VOBA	322.7	325.7
Other	7.4	10.0
Total deferred income tax liabilities	497.8	717.0
Deferred income tax asset (liability), net	$29.8	$(251.1)